Label	Element	Value
Discipline Fund ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Discipline Fund ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Discipline Fund ETF (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other large, broad-based ETFs that the Sub-Adviser (Orcam Financial Group, LLC d/b/a Discipline Funds) believes can reduce the Fund’s relative stock and bond risks when compared to a traditional diversified market cap-weighted index fund. The Fund will provide a globally diversified portfolio, which will be systematically reallocated depending on the Sub-Adviser’s assessment of the risks in the then-current market environment. The Fund will seek long-term growth of capital with reduced investment volatility.
The Methodology
The Sub-Adviser uses two systematic, data-driven algorithms designed to calculate the current risk level of global equity and bond markets based on market valuations and macroeconomic data, including measurements like interest rate levels, gross domestic product (GDP), and consumer price index changes. The Sub-Adviser also quantifies the time horizon over which an instrument can be expected to generate reasonable rates of returns, similar to fixed income duration calculations (“Defined Duration”).
The algorithm helps the Sub-Adviser identify macroeconomic risks that might correspond with above- or below-average equity market and bond market risks. The algorithms use a so-called “countercyclical rebalancing methodology” to reallocate the Fund’s portfolio relative to the then-current macroeconomic risks. Essentially, a countercyclical rebalancing methodology seeks to adjust a portfolio’s holdings to account for current market and macroeconomic data. In contrast, standard passively-managed funds (which use pro-cyclical methodologies) will generally hold stocks and bonds in the same percentage allocation regardless of market valuations and macroeconomic conditions.
The algorithms rely on data as reported by the U.S. Federal Reserve (which reports both U.S. and international data), the European Central Bank, U.S. Treasury, Bureau of Labor Statistics, World Exchanges, and third-party financial data providers that reflect current and expected conditions of the U.S. and global economy and financial markets including such inputs as interest rates and macroeconomic production and/or engagement.
In the event of a large equity market or macroeconomic decline (that is, the U.S. economy is performing poorly), the countercyclical rebalancing methodology may result in a higher equity allocation. For example, if the stock market declined and a typical passively-managed 50-50 portfolio became a 40-60 stock-bond allocation, it would again be reallocated back to its original 50-50 stock-bond allocation. Whereas, the algorithm may recommend that the Fund be reallocated to a 60-40 stock-bond allocation to account for the potential that equities often become less risky after they have declined in value.
The algorithms are updated monthly. Depending on the algorithms’ outputs, the Fund’s portfolio will be reallocated accordingly. The Sub-Adviser will recommend that the Fund’s portfolio be generally comprised of between four and eight underlying fund holdings.
Equity-Bond Allocation
The Fund’s typical Defined Duration target is between 8 and 12 years, but the Fund attempts to maintain an average Defined Duration of approximately 10 years. The Sub-Adviser uses Defined Duration to determine the Fund’s equity-bond allocation. When the algorithm indicates equity market risk is average, the Fund will generally allocate approximately 50 percent of its assets to the equity sleeve and 50 percent of its assets to the bond sleeve. Depending on the then-current risk level of the equity markets, the allocations will shift but will not exceed a 70-30 equity-bond allocation or a 30-70 equity-bond allocation.
U.S.-Foreign Equity Sleeve Allocation
The Fund’s allocation between broad-based U.S. equity ETFs and broad-based foreign focused equity ETFs will generally align with the then-current market cap weighting (combined dollar market value) of the U.S. and foreign equity markets. For example, if the current market cap weighting of the global equity market is 55% U.S. stocks and 45% foreign stocks, when reallocated, the Fund’s allocation to equity securities will reflect a similar allocation of U.S. ETFs (about 55%) and foreign ETFs (about 45%).
The Sub-Adviser uses data reported by The World Bank to determine the market cap weightings of U.S. and foreign equity markets, the sum of which is approximately equivalent to the market cap weighting of the overall global equity market. As of the date of this prospectus, the market weightings are approximately 45% U.S. equity markets and 55% foreign equity markets.
For the Fund’s equity exposure, the Sub-Adviser evaluates broad-based equity ETFs that are publicly traded in U.S. markets. The Fund may hold broad-based U.S., international, global, or emerging markets ETFs. Although the Fund may hold U.S.-only ETFs, the Fund will not otherwise hold individual country ETFs. International and global ETFs may have exposure to any foreign markets, whether developed, emerging, or frontier. The Fund will invest in large, low-cost, broad-based, cap-weighted, equity ETFs. That is, at the time of investment, the underlying equity ETFs will: (i) have assets of at least $100 million; (ii) have total expenses of 0.25% or less, (iii) be broad-based (as described below), and (iv) include individual portfolio holdings in amounts that largely correspond to their total market capitalization. The Sub-Adviser considers an ETF to be broad-based if it seeks to track the performance of an index that, in turn, is designed to reflect the movement of an equity market or significant segment of a market (e.g., 500 small cap stocks).
Under normal market conditions, the Fund’s equity sleeve will be comprised of at least one U.S. equity-focused ETF and one foreign equity-focused ETF. The Fund will generally not hold more than four equity ETFs at a particular time.
Bond Sleeve Allocation
Additionally, the Sub-Adviser uses a second systematic, data-driven algorithm for the Fund’s bond portfolio, which is also based on market valuations and macroeconomic data, to evaluate the interest rate and credit risk of bond markets. Like the equity market algorithm, the bond market algorithm is designed to identify periods of above- or below-average economic and market activity. The bond market algorithm also considers bond-specific data, like average credit spreads and bond yields. A credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality, thereby allowing a comparison between a corporate bond and a risk-free alternative. Average credit spreads are often used as barometer of economic health. That is, when spreads are below average, that often portends a good economic environment.
For instance, the algorithm might identify a period of below average credit spreads and strong economic growth to be consistent with a period of higher than average junk bond market risk. Further, during an economic expansion, aggregate bond markets typically become higher yielding on average. That is because higher interest rates often correlate with macroeconomic improvement. In that case, the Sub-Adviser may determine that low quality & longer duration bond funds are then subject to greater than normal risks. As a result, the Sub-Adviser may recommend the Fund hold ETFs that hold higher quality bonds such as U.S. government bonds and investment grade corporate bonds.
In addition to credit quality, the Sub-Adviser may recommend reallocating the bond sleeve to have a similar duration, a shorter duration, or a longer duration than the then-current duration of a typical aggregate bond fund (described below). Duration is a measure of a bond price’s sensitivity to interest rate changes. Bonds with longer durations tend to be more sensitive to interest rate changes. In contrast, bonds with shorter durations tend to be less sensitive to interest rate changes. For example, during periods of poor economic growth and higher than average credit spreads the Fund’s bond market algorithm might alter the bond allocation so the Fund holds underlying funds that, in turn, hold lower duration bonds with reduced interest rate risk.
The Sub-Adviser considers a typical aggregate bond fund to be an exchange traded fund that holds a combination of government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal bonds that closely reflects the broader U.S. bond market.
For the Fund’s bond exposure, the Sub-Adviser considers the largest bond ETFs that are publicly traded in U.S. markets. The Fund’s bond sleeve will normally hold U.S. investment-grade aggregate bond ETFs, U.S. investment-grade corporate bond ETFs, and U.S. Treasury Bond ETFs. In addition, the Fund may hold underlying ETFs that, in turn, hold high-yield (junk) bonds. In general, investment-grade bonds are rated within one of the four highest ratings categories by a nationally-recognized statistical ratings organization or if unrated, determined by the underlying ETF’s investment manager to be of equivalent quality. Bonds rated below investment grade are considered high-yield (junk) bonds.
Under normal market conditions, the Fund’s bond sleeve will be comprised of between two and four underlying ETFs. Each underlying ETF will be passively-managed. That is, the underlying ETFs will seek to track the performance of an index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compared with those of a custom blended index that reflects the performance of the market sectors in which the Fund invests and broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://disciplinefunds.com/dscf/ or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://disciplinefunds.com/dscf/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended September 30, 2024, the Fund’s total return was 7.32%. During the period of time shown in the bar chart, the highest quarterly return was 7.63% for the quarter ended December 31, 2023, and the lowest quarterly return was -8.72% for the quarter ended June 30, 2022.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain instances, the figure representing “Return After
Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Discipline Fund ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Discipline Fund ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Discipline Fund ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Discipline Fund ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Discipline Fund ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. The Fund may invest indirectly in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Discipline Fund ETF | Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Frontier Markets Risk. Compared to foreign developed and emerging markets, investing in frontier markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, government ownership or control of parts of the private sector and of certain companies, trade barriers, exchange controls, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and greater custody risk.

Discipline Fund ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Discipline Fund ETF | Bond And Fixed Income Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Bond and Fixed Income Risks. The Fund will be subject to bond and fixed income risks when it invests in bond ETFs.
Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying bond ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying bond ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.
In addition, underlying bond ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments.

Discipline Fund ETF | Fund Of Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by constituent ETFs in the Fund’s portfolio may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.” The Adviser has agreed to waive its fees to offset those expenses. If the investment advisory fee waiver is discontinued, an investment in the Fund will entail more costs and expenses than the combined costs and expenses of direct investments in the underlying ETFs.

Discipline Fund ETF | Quantitative Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Discipline Fund ETF | Countercyclical Investing Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Countercyclical Investing Style Risk. The Fund is subject to the risk of periods of underperformance versus comparable passively-managed funds due to counter-cyclical investing. For example, if the equity markets are rising and the economy is robust, the counter-cyclical style may cause the Fund to hold less equity securities, which may cause it to underperform for a period.
Discipline Fund ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Discipline Fund ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

Discipline Fund ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Discipline Fund ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Discipline Fund ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Discipline Fund ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
Discipline Fund ETF | Solactive GBS Global Markets All Cap USD Index TR
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Solactive GBS Global Markets All Cap USD Index TR
1 Year	rr_AverageAnnualReturnYear01	22.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Custom Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Custom Blended Benchmark1	[1]
1 Year	rr_AverageAnnualReturnYear01	12.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index
1 Year	rr_AverageAnnualReturnYear01	17.91%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Solactive GBS Emerging Markets Large & Mid Cap NTR Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Solactive GBS Emerging Markets Large & Mid Cap NTR Index
1 Year	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Solactive GBS United States 1000 NTR Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Solactive GBS United States 1000 NTR Index
1 Year	rr_AverageAnnualReturnYear01	26.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Solactive US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Solactive US Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Discipline Fund ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSCF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2022	rr_AnnualReturn2022	(16.13%)
Annual Return 2023	rr_AnnualReturn2023	10.50%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2021
Discipline Fund ETF | Discipline Fund ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.49%)
Discipline Fund ETF | Discipline Fund ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)

[1]	20.25% Solactive GBS United States 1000 NTR Index, 20.25% Solactive GBS Developed Markets ex North America Large & Mid Cap NTR Index, 4.5% Solactive GBS Emerging Markets Large & Mid Cap Index NTR Index, 55% Solactive US Aggregate Bond Index.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee to the extent necessary to offset all AFFE. This waiver agreement will continue in effect for the life of the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.